Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Leases

Note 22 — Leases

The Company has operating leases for administrative offices in the United States (California), Canada, India, the United Kingdom, Germany, and the Philippines.

The Company entered into two new operating leases for its administrative offices in Ratingen, Germany, both from February 1, 2021 through January 1, 2023. The Company extended the office lease for six months, expiring on July 31, 2023. The monthly lease rate is $5,776 per month.

As part of the acquisition of IntraNav on December 9, 2021. the Company acquired right-of-use assets and lease liabilities related to an operating lease for an office space (the IntraNav office) located in Frankfurt, Germany. This lease expires on January 6, 2025 and the current lease rate is approximately $9,373 per month.

The Company entered into two new operating leases for its administrative office in Hyderabad, India and Manila, Philippines. The Hyderabad, India and Manila, Philippines office lease expires on March 25, 2025 and May 14, 2025, respectively.

The Company early terminated one of its administrative offices in Hyderabad, India which generated an immaterial gain on lease termination which is included in the operating expenses section of the Condensed Consolidated Statements of Operations.

The Company has no other operating or financing leases with terms greater than 12 months.

Right-of-use assets are summarized below (in thousands):

	As of March 31, 2023	As of December 31, 2022
Palo Alto, CA Office	$630	$630
Hyderabad, India Office	20	—
Ratingen, Germany Office	86	85
Berlin, Germany Office	516	508
Frankfurt, Germany Office	299	294
Less accumulated amortization	(1,067)	(986)
Right-of-use asset, net	$484	$531

Lease expense for operating leases recorded in the balance sheet is included in operating costs and expenses and is based on the future minimum lease payments recognized on a straight-line basis over the term of the lease plus any variable lease costs. Operating lease expenses, inclusive of short-term and variable lease expenses, recognized in our condensed consolidated statement of income for the three months ended March 31, 2023 and 2022 was $0.1 million and $0.2 million, respectively.

Lease liability is summarized below (in thousands):

	As of March 31, 2023	As of December 31, 2022
Total lease liability	$496	$545
Less: short term portion	(199)	(211)
Long term portion	$297	$334

Maturity analysis under the lease agreement is as follows (in thousands):

Nine months ending December 31, 2023	$162
Year ending December 31, 2024	217
Year ending December 31, 2025	110
Year ending December 31, 2026	41
Year ending December 31, 2027	—
Year ending December 31, 2028 and thereafter	—
Total	$530
Less: Present value discount	(34)
Lease liability	$496

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate based on the information available at the date of adoption of ASC 842, “Leases” (“ASC 842”). As of March 31, 2023, the weighted average remaining lease term is 2.6 years and the weighted average discount rate used to determine the operating lease liabilities was 4.1%.

Note 29 — Leases

The Company has operating leases for administrative offices in the United States (California), Canada, India, United Kingdom and Germany.

The Company terminated the lease in Ratingen, Germany in January 2021. The Company entered into two new operating leases for its administrative offices in Ratingen, Germany, both from February 1, 2021 through January 1, 2023. The monthly lease rate is approximately $2,774 and $1,083 per month. The Company renewed the operating lease, which expires on July 31, 2023. The new monthly lease rate is approximately $2,028 and $1,633.

As part of the acquisition of IntraNav on December 9, 2021. the Company acquired right-of-use assets and lease liabilities related to an operating lease for an office space (the IntraNav office) located in Frankfurt, Germany. This lease expires on January 6, 2025 and the current lease rate is approximately $9,232 per month.

The Company entered into two new operating leases for its administrative office in Hyderabad, India and Manila, Philippines. The Hyderabad, India and Manila, Philippines office lease expires on March 25, 2025 and May 14, 2025, respectively.The Company has no other operating or financing leases with terms greater than 12 months.

Right-of-use assets is summarized below (in thousands):

	As of December 31, 2022	As of December 31, 2021
Palo Alto, CA Office	$630	$631
Hyderabad, India Office	342	359
Coquitlam, Canada Office	91	97
Westminster, Canada Office	—	10
Toronto, Canada Office	565	949
Ratingen, Germany Office	85	90
Berlin, Germany Office	508	536
Slough, United Kingdom Office	—	34
Frankfurt, Germany Office	294	312
Manila, Philippines Office	247	—
Less accumulated amortization	(1,550)	(1,281)
Right-of-use asset, net	$1,212	$1,737

Less discontinued operations	(681)	(724)
Right-of-use asset, continuing operations	$531	$1,013

Lease expense for operating leases recorded in the balance sheet is included in operating costs and expenses and is based on the future minimum lease payments recognized on a straight-line basis over the term of the lease plus any variable lease costs. Operating lease expenses, inclusive of short-term and variable lease expenses, recognized in our consolidated statements of operations for both years ended December 31, 2022 and 2021 was $1.2 million, of which 0.6 million for both years pertain to discontinued operations.

During the years ended December 31, 2022 and 2021, the Company recorded $0.7 million each year as rent expense to the right-of-use assets, of which $0.4 million pertain to discontinued operations.

During the years ended December 31, 2022 and 2021, the Company recorded short-term and variable lease expenses of $0.5 million and $0.3 million each year, respectively, of which $0.3 million and $0.2 million pertain to discontinued operations.

Lease liability is summarized below (in thousands):

	As of December 31, 2022	As of December 31, 2021
Total lease liability	$1,255	$1,751
Less: short term portion	(477)	(643)
Long term portion	$778	$1,108

Less discontinued operations	(444)	(531)
Long term portion, continuing operations	$334	$577

Maturity analysis under the lease agreement is as follows (in thousands):

Year ending December 31, 2023	$539
Year ending December 31, 2024	454
Year ending December 31, 2025	275
Year ending December 31, 2026	98
Year ending December 31, 2027	—
Total	$1,366
Less: Present value discount	(111)
Lease liability	$1,255

Less discontinued operations	(710)
Lease liability, continuing operations	$545

Operating lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate based on the information available at the date of adoption of Topic 842. As of December 31, 2022, the weighted average remaining lease term is 2.79 and the weighted average discount rate used to determine the operating lease liabilities was 6.3%.